Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,155,033.6
Total Fee Amount	988.11
Total Offset Amount	0
Net Fee	$ 988.11
Offset Table N/A	N/A